Mining concessions, development costs, right-of-use assets, property, plant and equipment, net - Estimates prices for the current and long-term periods (Details)	Dec. 31, 2020 $ / t $ / oz
Less than 1 year | Gold per ounce [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	1,800
Less than 1 year | Silver [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	23.00
Less than 1 year | Copper [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	7,250
Less than 1 year | Lead [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	1,850
Between 1 to 2 years | Gold per ounce [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	1,747
Between 1 to 2 years | Silver [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / oz	21.20
Between 1 to 2 years | Copper [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	7,083
Between 1 to 2 years | Lead [Member]
Mining concessions, development costs, property, plant and equipment, net
Commodity price estimates | $ / t	2,056